MFS Mid Cap Growth Portfolio (Prospectus Summary): | MFS Mid Cap Growth Portfolio
MFS ® Mid-Cap Growth Portfolio
SUPPLEMENT TO PROSPECTUS The date of this supplement is May 18, 2012.

MFS ®  Mid-Cap Growth Portfolio

The Board of Trustees of the MFS Mid Cap Growth Portfolio (“Mid Cap Growth Portfolio”) has approved the proposed reorganization of the Mid Cap Growth Portfolio into the MFS Mid Cap Growth Series (“Mid Cap Growth Series”). The proposed transaction is still subject to approval by the shareholders of the Mid Cap Growth Portfolio at a shareholders’ meeting expected to be held in August 2012. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Mid Cap Growth Portfolio’s assets and liabilities would be transferred to the Mid Cap Growth Series in return for shares of the Mid Cap Growth Series with equal total net asset value as of the valuation date. These Mid Cap Growth Series shares would be distributed pro rata to shareholders of the Mid Cap Growth Portfolio in exchange for their Mid Cap Growth Portfolio shares. Current Mid Cap Growth Portfolio shareholders would thus become shareholders of the Mid Cap Growth Series and receive shares of the Mid Cap Growth Series with a total net asset value equal to that of their shares of the Mid Cap Growth Portfolio at the time of the reorganization. The proposed transaction is expected to be a tax-free event for federal income tax purposes.

The investment objective of the Mid Cap Growth Series is to seek capital appreciation. The fund’s objective may be changed without shareholder approval.

MFS normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap® Growth Index was between $165 million and $22.7 billion. Issuers whose market capitalizations fall outside this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS normally invests the fund’s assets primarily in equity securities. MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).  MFS may invest the Mid Cap Growth Series’ assets in foreign securities.

A full description of the Mid Cap Growth Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the Mid Cap Growth Portfolio on or about June 29, 2012.

In light of the proposed transaction, sales of Mid Cap Growth Portfolio shares and exchanges into this fund are expected to be suspended on or about August 15, 2012.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mid Cap Growth Series, nor is it a solicitation of any proxy. For more information regarding the Mid Cap Growth Series, or to receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-225-2606. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission’s website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

Effective immediately, the sub-section entitled “Principal Investment Strategies” under “Summary of Key Information” is restated in its entirety as follows:

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to market capitalizations of issuers included in the Russell Midcap® Growth Index over the last 13 months at the time of purchase. As of March 31, 2012, the range of the Russell Midcap® Growth Index was between $165 million and $22.7 billion.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

The Board of Trustees of the fund has approved the proposed reorganization of the fund into the MFS Mid Cap Growth Series. The proposed transaction is subject to approval by the shareholders of the fund at a shareholders’ meeting expected to be held in August 2012. No assurance can be given that the reorganization will occur.

A full description of the MFS Mid Cap Growth Series and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the fund on or about June 29, 2012.

In light of the proposed transaction, sales of fund shares and exchanges into this fund are expected to be suspended on or about August 15, 2012.